091-16938

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

Estimated average burden hours per response: 2.00

SEC Mail Processing Section
DEC 23 2013
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

13035716

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation,

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**The BofA Merrill Lynch 0-5 Year US High Yield Constrained Negative Seven Duration Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**HYND**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**Over-the-Counter**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Janet McGinness**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2039**

Manual Signature of Official Responsible for Form:

Janet McGinness

**December 18, 2013**

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 23 2013 |

SEC 2449 (1/99)

**Janet McGinness**
*Corporate Secretary*

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
sbhattacharyya@nyx.com

NYSE Arca

SEC
Mail Processing
Section
DEC 23 2013
Washington DC
404

**Via Overnight Mail**

December 18, 2013

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: WisdomTree Japan Interest Rate Strategy Fund**
**WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund**
**WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund**
**WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund**
**WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

| | |
|---|---|
| - WisdomTree Japan Interest Rate Strategy Fund | JGBB |
| - WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund | AGND |
| - WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund | AGZD |
| - WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund | HYND |
| - WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund | HYZD |

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 23 2013 |